FINANCIAL RISK MANAGEMENT (Tables)	12 Months Ended
Dec. 31, 2019
Disclosure of risk management strategy related to hedge accounting [abstract]
Schedule of sensitivity analysis

	Effect on profit / (loss) before tax		Effect on other comprehensive income
Change in foreign exchange rate against US$	10% depreciation	10% appreciation	10% depreciation	10% appreciation

2019
Euro	(2)	3	—	—
Russian Ruble	(9)	11	119	(145)
Bangladeshi Taka	(27)	30	—	—
Pakistani Rupee	(10)	11	—	—
Georgian Lari	(36)	39	—	—
Other currencies (net)	(1)	2	—	—

2018
Euro	(2)	3	—	—
Russian Ruble	(32)	35	70	(77)
Bangladeshi Taka	(76)	83	—	—
Pakistani Rupee	(19)	20	—	—
Georgian Lari	(34)	37	—	—
Other currencies (net)	—	—	—	—

Schedule of available facilities for liquidity risk
The Company had the following available facilities as of December 31:

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2019
VEON Holdings B.V. – Revolving Credit Facility	Feb 2022	US$1,688 *	—	US$1,688	1,688	—	1,688
PMCL - Syndicated Term Facility and Islamic Finance Facility	Mar 2020	PKR 45,000	PKR 15,885	PKR 29,115	291	103	188
PMCL - Term Facility	Sep 2020	PKR 14,369	PKR 2,963	PKR 11,406	93	19	74

* Facility amount of US$1,688 is available until February 2020. Subsequently a reduced facility amount of US$1,586 is available until February 2021 and further reduced facility amount of US$1,382 is available until February 2022

	Amounts in millions of transactional currency				US$ equivalent amounts
	Final availability period	Facility amount	Utilized	Available	Facility amount	Utilized	Available
2018
VEON Holdings B.V. – Revolving Credit Facility	Feb 2022	US$1,688	—	US$1,688	1,688	—	1,688
PMCL - Syndicated Term Loan Facility	Jun 2019	PKR 26,750	PKR 17,000	PKR 9,750	191	122	69
PMCL - Term Loan Facility	Jun 2019	PKR 10,000	PKR 5,463	PKR 4,537	72	39	33

* Facility amount of US$1,688 is available until February 2020. Subsequently a reduced facility amount of US$1,586 is available until February 2021.

Schedule of maturity analysis of financial liabilities
The table below summarizes the maturity profile of the Group’s financial liabilities based on contractual undiscounted payments. Payments related to variable interest rate financial liabilities and derivatives are included based on the interest rates and foreign currency exchange rates applicable as of December 31, 2019 and 2018, respectively. The total amounts in the table differ from the carrying amounts as stated in Note 15 as the below table includes both undiscounted principal amounts and interest while the carrying amounts are measured using the effective interest rate method.

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2019
Bank loans and bonds	2,100	3,909	2,009	794	8,812
Lease liabilities	581	920	728	420	2,649
Derivative financial liabilities
Gross cash inflows	(1,150)	(378)	—	—	(1,528)
Gross cash outflows	1,311	483	—	—	1,794
Trade and other payables	1,847	—	—	—	1,847
Other financial liabilities	41	77	—	—	118
Warid non-controlling interest put option liability	342	—	—	—	342
Total financial liabilities	5,072	5,011	2,737	1,214	14,034

Related derivatives financial assets
Gross cash inflows	(273)	—	—	—	(273)
Gross cash outflows	262	—	—	—	262
Related derivative financial assets	(11)	—	—	—	(11)

Total financial liabilities, net of derivative assets	5,061	5,011	2,737	1,214	14,023

	Less than 1 year	1-3 years	3-5 years	More than 5 years	Total
As of December 31, 2018
Bank loans and bonds	1,697	3,866	2,642	579	8,784
Derivative financial liabilities
Gross cash inflows	(368)	(54)	—	—	(422)
Gross cash outflows	394	68	—	—	462
Trade and other payables *	1,624	—	—	—	1,624
Other financial liabilities	—	62	—	—	62
Warid non-controlling interest put option liability	—	306	—	—	306
Total financial liabilities	3,347	4,248	2,642	579	10,816

Related derivatives financial assets
Gross cash inflows	(300)	(610)	(330)	—	(1,240)
Gross cash outflows	286	634	354	—	1,274
Related derivative financial assets	(14)	24	24	—	34

Total financial liabilities, net of derivative assets	3,333	4,272	2,666	579	10,850

* Certain comparative amounts have been reclassified to conform to the current period presentation, refer to Note 23 for further details.